Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments [Abstract]
Realized gains	$ 93	$ 7	$ 11
Realized losses	(66)	(6)
Net realized gains (losses)	27	$ 1	11
Income tax (benefit) on net realized gains (losses)	$ 10		$ 4